Related Party Transactions (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Feb. 28, 2016 USD ($)	Apr. 30, 2015 USD ($)	Aug. 31, 2014 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Net loan receivables amount				$ 11.1
Changyou [Member] | Fox Financial Technology Group Limited [Member]
Related Party Transaction [Line Items]
Principal Amount of Advanced Additional Loan					$ 1.2	¥ 8.2
Expected credit loss				0.1
Sohu [Member] | Fox Financial Technology Group Limited [Member]
Related Party Transaction [Line Items]
Investment amount in period	$ 10.5	$ 16.1	$ 4.8
Sohu [Member] | Changyou [Member] | Fox Financial Technology Group Limited [Member]
Related Party Transaction [Line Items]
Net loan receivables amount				34.1
Sohu [Member] | Changyou [Member] | Fox Financial Technology Group Limited [Member] | Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Loans payable to related party current				$ 34.1